Taxation (Deferred Tax, Movement of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION [Abstract]
Beginning balance	$ 21,484	$ 16,186	$ 11,317
Additions	8,305	6,852	4,851
Reversals	(1,339)	(779)	(680)
Foreign currency translation adjustment	(348)	(775)	698
Ending balance	$ 28,102	$ 21,484	$ 16,186